Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities
Schedule of current and non current lease liabilities

	2024	2023
	$’000	$’000

Non-current	470,476	510,838
Current	82,068	91,156
Total lease liabilities	552,544	601,994

Schedule of reconciliation of cash and non-cash changes

Reconciliation of cash and non-cash changes is as follows:

	2024	2023	2022
	$’000	$’000	$’000

At January 1	601,994	605,558	376,101
Additions through business combinations	—	—	216,218
Additions through new leases or remeasurements(a)	188,047	159,624	118,609
Interest on lease liabilities (note 11)	68,031	61,617	52,234
Payments for the principal portion of lease liabilities	(55,233)	(72,854)	(76,629)
Interest paid for lease liabilities	(66,041)	(58,443)	(36,178)
Terminations	(79,998)	(67,547)	(37,718)
Disposal of subsidiary (note 31.2)	(22,581)	—	—
Exchange differences	(81,675)	(25,961)	(7,079)
At December 31	552,544	601,994	605,558
(a)	This value includes the impact of remeasurement of lease liabilities as a result of changes in lease terms.

Schedule of amount recognized in the statement of income

	2024	2023	2022
	$'000	$'000	$'000

Interest on lease liabilities (note 11)	68,031	61,617	52,234
Expenses relating to short-term leases and low value assets (note 7)	7,840	10,879	16,924
Depreciation for right-of-use assets (note 14)	95,383	95,895	88,615
	171,254	168,391	157,773

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	1 - 3	3 - 5	Over 5
	value	cash flows	1 year	years	years	years
	$'000	$'000	$'000	$'000	$'000	$'000
2024
Lease liabilities	552,544	1,130,990	92,425	179,774	173,750	685,041

2023
Lease liabilities	601,994	1,181,459	101,709	193,434	180,895	705,421